Organization and Principal Actitivies (Details)		6 Months Ended
	May 08, 2017	Sep. 30, 2020 $ / shares	Sep. 30, 2020 ¥ / shares	Mar. 31, 2020 $ / shares	Oct. 20, 2017 $ / shares shares	Jul. 04, 2017 ¥ / shares shares
Organization and Principal Actitivies (Textual)
Common stock par value | $ / shares		$ 0.001		$ 0.001
RMB [Member]
Organization and Principal Actitivies (Textual)
Exercise price | ¥ / shares			¥ 10.00
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies (Textual)
Agreement description		The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies (Textual)
Percentage of hold shares		100.00%	100.00%
Feng Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	11.50%
Di Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	5.50%
Individual [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks					9,700,000
Common stock par value | $ / shares					$ 0.001
BVI [Member]
Organization and Principal Actitivies (Textual)
Percentage of owned interest						100.00%
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks					10,300,000
Percentage of hold shares						100.00%
Related party transaction, Description		Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively.
British Virgin Islands [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks						10,300,000
Common stock par value | ¥ / shares						¥ 0.001